Randy Legg
Assistant Vice President &
Assistant Counsel

March 3, 2005

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

            Re:   Oppenheimer Quest for Value Funds on behalf of Oppenheimer Quest
                  Opportunity Value Fund
                  Reg. No. 33-15489; File No. 811-5225
                  EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that no changes were made to the  Prospectus  of  Oppenheimer  Quest  Opportunity
Fund,  dated  February  28,  2005,  contained  in  Post-Effective  Amendment  No.  54 to the
Registrant's  Registration  Statement on Form N-1A, which was filed  electronically with the
Securities and Exchange Commission on February 25, 2005.

Very truly yours,

/s/ Randy Legg
---------------------------
Randy Legg
(303) 768-1026

Attachments

cc:  Ronald M. Feiman, Esq.
     Gloria LaFond

236_coverletter(prospectus only)_497(j)(mar04).doc